Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 498,498.03
Previously Paid Amount	0.00
Total Fee Amount	76.32
Total Offset Amount	0.00
Net Fee	$ 76.32